[CIGNA TREE LOGO APPEARS HERE]



                                                        CIGNA VARIABLE PRODUCTS
                                                             S&P 500 INDEX FUND





                                                                  Annual Report





                                                              December 31, 1996

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND MANAGEMENT'S DISCUSSION AND ANALYSIS
(Unaudited)                                                                   1

   During 1996, the perceived pace of economic growth within the United States dominated investors' thinking. Expectations during the first half of the year were of excessive growth, wage/price acceleration and consequent Federal Reserve tightening. In the second half, investors anticipated subdued growth, benign inflation and accommodative monetary actions.
   The fourth quarter proved to be the strongest for 1996. Pre-election jitters that had previously held the market at bay were gradually overcome by evidence of a slowing economy and lower rates. Post-election optimism was reflected in large inflows to domestic equity funds; in turn, this influx quickly translated into purchases of large cap stocks. As a result, November marked the highest single monthly return to the S&P 500 in nearly five years.
   For the 12-month period ending December 31, 1996, CIGNA Variable Products S&P 500 Index Fund's return after expenses was 22.48%, compared with 22.96% for the S&P 500. By contrast, the average return for general domestic equity funds, according to Lipper Analytical Services, Inc., was 19.47%.
   During the fourth quarter, returns for value stocks within the Index (9.47% for the quarter, 21.99% for the year) finally began to outpace those of growth stocks (7.27% for the quarter, 23.77% for the year). This perhaps reflected a growing uneasiness with the market's ability to maintain current levels. As in 1995, large capitalization stocks served to increase participation efficiency in market advances. As a result, the S&P 500 once again outperformed the S&P MidCap and S&P SmallCap indices, which on the year returned 19.20% and 21.32%, respectively. Leading industry groups in terms of returns were Oil & Gas (104%), Shoes (65%), Semiconductors (57%) and Personal Loans (50%). Big losers included Trucking (-32%), Broadcast/Media (-18%), Machines (-18%) and Steel (-12%).
   We anticipate a more volatile market in 1997. Investors will continue to give a wide range of interpretations to the perceived pace of economic growth. History would argue against a third consecutive year of significant returns for the S&P 500. Yet an essentially sound economy - as evidenced by mild inflation, improving corporate operation efficiencies and continued efforts to control costs - may enhance the potential for reasonable results.

--------------------------------------------------------------------------------
            GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (Unaudited)
                                1/1/87 - 12/31/96

---------------------------------------------
          AVERAGE ANNUAL RETURN
              1 Year     5 Year     10 Year
  12/31/96    22.48%     12.47%     13.40%
---------------------------------------------

                            CIGNA Variable               S&P 500
             Point of         Products S&P                 Index
          Measurement       500 Index Fund          Total Return
          -----------       --------------          ------------
               1/1/87              $10,000               $10,000
             12/31/87              $10,390               $14,135
             12/31/88              $11,464               $12,263
             12/31/89              $14,814               $16,144
             12/31/90              $14,223               $15,642
             12/31/91              $19,550               $20,398
             12/31/92              $20,251               $21,952
             12/31/93              $20,852               $24,159
             12/31/94              $20,992               $24,466
             12/31/95              $28,720               $33,661
             12/31/96              $35,177               $41,389
--------------------------------------------------------------------------------
CIGNA Variable Products S&P 500 Index Fund's figures are historical and reflect reinvestment of all dividends and capital gains distributions and changes in the net asset value. The Fund does not change a sales load, but may be used with variable annuities that contain other charges which would affect the ultimate return to an investor. The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance cannot guarantee comparable future results. The Fund's performance has been compared with the total return performance for the Standard & Poor's Composite Index of 500 Stocks (S&P 500). This index is a group of unmanaged securities widely regarded by investors to be representative of the stock market in general. An investment cannot be made in the index. Index results do not reflect brokerage charges or other investment expenses. As of November 1993, the Fund changed its investment approach from active management to an index method which attempts to replicate the total return performance of the S&P 500, after Fund expenses.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES December
31, 1996                                                                      2




                                           NUMBER OF    MARKET
                                            SHARES      VALUE
------------------------------------------------------------------
COMMON STOCKS - 99.5%

General Electric Co.                        21,000    $ 2,076,375

Coca-Cola Co.                               31,600      1,662,950

Exxon Corp.                                 15,600      1,528,800

Intel Corp.                                 10,300      1,348,656

Microsoft Corp.*                            15,000      1,239,375

Merck & Co., Inc.                           15,500      1,228,375

Philip Morris Companies, Inc.               10,300      1,160,038

Royal Dutch Petroleum Co.                    6,700      1,144,025

International Business Machines Corp.        6,600        996,600

Procter & Gamble Co.                         8,600        924,500

A T & T Corp.                               20,100        874,350

Johnson & Johnson                           16,800        835,800

Bristol-Myers Squibb Co.                     6,400        696,000

Pfizer, Inc.                                 8,000        663,000

Wal-Mart Stores, Inc.                       28,900        661,088

du Pont (E.I.) de Nemours & Co.              7,000        660,625

American International Group, Inc.           5,950        644,088

Hewlett-Packard Co.                         12,800        643,200

Citicorp                                     6,100        628,300

Mobil Corp.                                  5,000        611,250

Disney ( Walt) Co.                           8,500        591,813

PepsiCo, Inc.                               19,800        579,150

GTE Corp.                                   12,200        555,100

Chevron Corp.                                8,200        533,000

General Motors Corp.                         9,400        524,050

Federal National Mortgage Association       13,700        510,325

Cisco Systems, Inc.*                         8,000        509,000

Amoco Corp.                                  6,300        507,150

BellSouth Corp.                             12,500        504,688

Lilly (Eli) & Co.                            6,900        503,700

Abbott Laboratories                          9,900        502,425

Chase Manhattan Corp.                        5,492        490,161

Boeing Company                               4,413        469,433

Ford Motor Co.                              14,700        468,563

American Home Products Corp.                 7,800        457,275

Motorola, Inc.                               7,400        454,175

BankAmerica Corp.                            4,500        448,875

Minnesota Mining and Manufacturing Co.       5,300        439,237



                                         NUMBER OF         MARKET
                                            SHARES          VALUE
------------------------------------------------------------------

Gillette Co.                                 5,600      $ 435,400

Ameritech Corp.                              7,000        424,375

SBC Communications, Inc.                     7,700        398,475

McDonald's Corp.                             8,800        398,200

Anheuser-Busch Companies, Inc.               9,400        376,000

Lucent Technologies, Inc.                    7,884        364,635

NationsBank Corp.                            3,700        361,675

Travelers Group, Inc.                        7,893        358,145

Bell Atlantic Corp.                          5,500        356,125

Unilever NV                                  2,000        350,500

Eastman Kodak Co.                            4,300        345,075

American Express Company                     6,100        344,650

Columbia/HCA Healthcare Corp.                8,400        342,300

Oracle Systems Corp.*                        8,175        341,306

Kimberly-Clark Corp.                         3,516        334,899

Allstate Corp.                               5,598        323,984

Texaco, Inc.                                 3,300        323,812

Chrysler Corp.                               9,600        316,800

Wells Fargo & Co.                            1,166        314,529

Home Depot, Inc.                             6,000        300,750

Schlumberger Ltd.                            3,000        299,625

Schering-Plough Corp.                        4,600        297,850

Monsanto Company                             7,500        291,563

MCI Communications Corp.                     8,533        278,922

Emerson Electric Co.                         2,800        270,900

First Union Corp.                            3,620        267,880

Time Warner, Inc.                            7,100        266,250

Atlantic Richfield Co.                       2,000        265,000

NYNEX Corp.                                  5,400        259,875

Dow Chemical Co.                             3,300        258,638

Warner-Lambert Co.                           3,400        255,000

Federal Home Loan Mortgage Corp.             2,300        253,288

Pharmacia & Upjohn, Inc.                     6,310        250,034

Campbell Soup Company                        3,100        248,775

Banc One Corp.                               5,744        246,992

Compaq Computer Corp.*                       3,300        245,025

Allied-Signal, Inc.                          3,600        241,200

Morgan (J.P.) & Co.                          2,400        234,300

Lockheed Martin Corp.                        2,530        231,495


The Notes to Financial Statements are an integral part of these statements.

-------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES December
31, 1996 (continued)                                                          3




                                           NUMBER OF    MARKET
                                            SHARES      VALUE
------------------------------------------------------------------

Computer Associates International, Inc.      4,575      $ 227,606

Sara Lee Corp.                               6,100        227,225

Sears, Roebuck & Company                     4,900        226,013

Xerox Corp.                                  4,200        221,025

Sprint Corp.                                 5,500        219,313

First Chicago NBD Corp.                      4,053        217,849

Union Pacific Corp.                          3,600        216,450

NIKE, Inc., Class B                          3,600        215,100

First Data Corp.                             5,600        204,400

WMX Technologies, Inc.                       6,100        199,013

Pacific Telesis Group                        5,400        198,450

United Technologies Corp.                    3,000        198,000

Northern Telecom Ltd.                        3,200        198,000

Medtronic, Inc.                              2,900        197,200

Norwest Corp.                                4,400        191,400

U.  S.  WEST Communications, Inc.            5,900        190,275

Southern Company                             8,400        190,050

Caterpillar, Inc.                            2,500        188,125

Seagram Company Ltd.                         4,700        182,125

Amgen, Inc.*                                 3,300        179,438

Merrill Lynch & Co., Inc.                    2,200        179,300

McDonnell Douglas Corp.                      2,800        179,200

Kellogg Co.                                  2,700        177,187
------------------------------------------------------------------

TOTAL 100-LARGEST STOCKS                               45,972,506
------------------------------------------------------------------

Bank of New York, Inc.                       5,000        168,750

Heinz (H.J.) Co.                             4,700        168,025

Colgate-Palmolive Co.                        1,800        166,050

Fleet Financial Group, Inc.                  3,316        165,386

Rockwell International Corp.                 2,700        164,362

PNC Bank Corp.                               4,300        161,787

Viacom, Inc., Class B*                       4,600        160,425

Automatic Data Processing, Inc.              3,700        158,638

General Re Corp.                             1,000        157,750

International Paper Co.                      3,907        157,745

Airtouch Communications, Inc.*               6,200        156,550

Burlington Northern Santa Fe Corp.           1,789        154,525

ConAgra, Inc.                                3,100        154,225

3Com Corp.*                                  2,100        154,088


                                           NUMBER OF    MARKET
                                            SHARES      VALUE
------------------------------------------------------------------

Texas Instruments, Inc.                      2,400      $ 153,000

Archer-Daniels-Midland Co.                   6,832        150,304

KeyCorp                                      2,958        149,379

Raytheon Co.                                 3,100        149,188

Phillips Petroleum Co.                       3,300        146,025

CoreStates Financial Corp.                   2,800        145,250

May Department Stores Co.                    3,100        144,925

Loews Corp.                                  1,500        141,375

Aluminum Co. of America                      2,200        140,250

Norfolk Southern Corp.                       1,600        140,000

CPC International, Inc.                      1,800        139,500

Baxter International, Inc.                   3,400        139,400

Dean Witter, Discover and Co.                2,100        139,125

Enron Corp.                                  3,200        138,000

SunTrust Banks, Inc.                         2,800        137,900

CIGNA Corp.                                  1,000        136,625

Penney (J.C.) Co., Inc.                      2,800        136,500

Gannett Co., Inc.                            1,800        134,775

PPG Industries, Inc.                         2,400        134,700

Corning, Inc.                                2,900        134,125

Deere & Co.                                  3,300        134,063

Boston Scientific Corp.*                     2,200        132,000

Boatmen's Bancshares, Inc.                   2,000        129,000

Bank of Boston Corp.                         2,000        128,500

Dell Computer Corp.*                         2,400        127,500

Hershey Foods Corp.                          2,900        126,875

General Mills, Inc.                          2,000        126,750

Barrick Gold Corp.                           4,400        126,500

Unocal Corp.                                 3,100        125,938

National City Corp.                          2,800        125,650

WorldCom, Inc.*                              4,800        125,100

Walgreen Co.                                 3,100        124,000

Barnett Banks, Inc.                          3,000        123,375

First Bank System, Inc.                      1,800        122,850

Duke Power Co.                               2,600        120,250

Illinois Tool Works, Inc.                    1,500        119,812

Wachovia Corp.                               2,100        118,650

Weyerhaeuser Co.                             2,500        118,438

MBNA Corp.                                   2,850        118,275

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES December
31, 1996 (continued)                                                          4


                                           NUMBER OF     MARKET
                                            SHARES       VALUE
--------------------------------------------------------------------------------

Chubb Corp.                                  2,200      $ 118,250

Sun Microsystems, Inc.*                      4,600        118,162

Mellon Bank Corp.                            1,650        117,150

Morgan Stanley Group, Inc.                   2,000        114,250

American Brands, Inc.                        2,300        114,138

Texas Utilities Co.                          2,800        114,100

Aetna, Inc.                                  1,426        114,080

Albertson's, Inc.                            3,200        114,000

U.  S.  WEST Media Group*                    6,100        112,850

Edison International                         5,600        111,300

Pacific Gas & Electric Co.                   5,300        111,300

Household International, Inc.                1,200        110,700

CSX Corp.                                    2,600        109,850

GAP, Inc.                                    3,600        108,450

Tele-Communications, Inc., Class A*          8,200        107,113

CUC International, Inc.*                     4,500        106,875

American General Corp.                       2,600        106,275

Dayton Hudson Corp.                          2,700        105,975

FPL Group, Inc.                              2,300        105,800

Tyco International Ltd.                      2,000        105,750

Honeywell, Inc.                              1,600        105,200

AMP, Inc.                                    2,712        104,073

Union Pacific Resources Group, Inc.          3,549        103,808

Textron, Inc.                                1,100        103,675

Pitney-Bowes, Inc.                           1,900        103,550

Westinghouse Electric Corp.                  5,200        103,350

Avon Products, Inc.                          1,800        102,825

Seagate Technology, Inc.*                    2,600        102,700

Toys 'R' Us, Inc.*                           3,400        102,000

ITT Hartford Group, Inc.                     1,500        101,250

Conrail, Inc.                                1,000         99,625

Tenneco, Inc.                                2,200         99,275

United Healthcare Corp.                      2,200         99,000

Goodyear Tire & Rubber Co.                   1,900         97,612

Air Products & Chemicals, Inc.               1,400         96,775

Mattel, Inc.                                 3,445         95,599

Ralston Purina Co.                           1,300         95,388

American Electric Power Co., Inc.            2,300         94,588

Alcan Aluminum Ltd.                          2,800         94,150



                                         NUMBER OF         MARKET
                                            SHARES          VALUE
------------------------------------------------------------------

Marsh & McLennan Companies, Inc.               900       $ 93,600

Occidental Petroleum Corp.                   4,000         93,500

EMC  Corp.*                                  2,800         92,750

HFS, Inc.*                                   1,500         89,625

Federated Department Stores, Inc.*           2,600         88,725

Marriott International, Inc.                 1,600         88,400

AMR Corp.*                                   1,000         88,125

Consolidated Edison Co. of N.Y., Inc.        3,000         87,750
------------------------------------------------------------------

TOTAL 200-LARGEST STOCKS                               58,277,970
------------------------------------------------------------------

Crown Cork & Seal Co., Inc.                  1,600         87,000

Aon Corp.                                    1,400         86,975

Georgia-Pacific Corp.                        1,200         86,400

Bankers Trust New York Corp.                 1,000         86,250

USX-Marathon Group                           3,600         85,950

PanEnergy Corp.                              1,900         85,500

U. S. Bancorp, Inc.                          1,900         85,381

Dominion Resources, Inc.                     2,200         84,700

Public Service Enterprises Group, Inc.       3,100         84,475

Wrigley (Wm.) Jr. Company                    1,500         84,375

Halliburton Co.                              1,400         84,350

Service Corporation International            3,000         84,000

Praxair, Inc.                                1,800         83,025

Tellabs, Inc.*                               2,200         82,775

Applied Materials, Inc.*                     2,300         82,656

Alco Standard Corporation                    1,600         82,600

Fifth Third Bancorp                          1,300         81,625

Hilton Hotels Corp.                          3,100         80,988

Burlington Resources, Inc.                   1,600         80,600

Entergy Corp.                                2,900         80,475

TRW, Inc.                                    1,600         79,200

Comerica, Inc.                               1,500         78,563

UST, Inc.                                    2,400         77,700

Morton International, Inc.                   1,900         77,425

Pioneer Hi-Bred International, Inc.          1,100         77,000

PacifiCorp                                   3,700         75,850

Micron Technology, Inc.                      2,600         75,725

ALLTEL Corp.                                 2,400         75,300

Sysco Corp.                                  2,300         75,038

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES December
31, 1996 (continued)                                                          5

                                           NUMBER OF      MARKET
                                            SHARES        VALUE
------------------------------------------------------------------

Freeport McMoRan Copper & Gold, Inc.,
  Class B                                    2,500       $ 74,687

Houston Industries, Inc.                     3,300         74,663

Lowes Companies, Inc.                        2,100         74,550

Kroger Co.*                                  1,600         74,400

Computer Sciences Corp.*                       900         73,913

American Stores Co.                          1,800         73,575

Unicom Corp.                                 2,700         73,238

Williams Companies, Inc.                     1,950         73,125

Masco Corp.                                  2,000         72,000

Dresser Industries, Inc.                     2,300         71,300

Transamerica Corp.                             900         71,100

Browning-Ferris Industries, Inc.             2,700         70,875

Delta Air Lines, Inc.                        1,000         70,875

PECO Energy Co.                              2,800         70,700

Dover Corp.                                  1,400         70,350

Clorox Co.                                     700         70,263

Inco Ltd.                                    2,200         70,125

Eaton Corp.                                  1,000         69,750

Times Mirror Co., Class A                    1,400         69,650

Union Carbide Corp.                          1,700         69,488

Amerada Hess Corp.                           1,200         69,450

Becton, Dickinson and Co.                    1,600         69,400

Carolina Power & Light Co.                   1,900         69,350

Cognizant Corp.*                             2,100         69,300

Central & Southwest Corp.                    2,700         69,188

Digital Equipment Corp.*                     1,900         69,113

Fluor Corp.                                  1,100         69,025

Lincoln National Corp.                       1,300         68,250

Cinergy Corp.                                2,020         67,418

Genuine Parts Co.                            1,500         66,750

Consolidated Natural Gas Co.                 1,200         66,300

Green Tree Financial Corp.                   1,700         65,662

Rohm & Haas Co.                                800         65,300

Placer Dome, Inc.                            3,000         65,250

ITT Corp.                                    1,500         65,063

UNUM Corp.                                     900         65,025

Quaker Oats Co.                              1,700         64,812

St. Paul Companies, Inc.                     1,100         64,488

Coastal Corp.                                1,300         63,538



                                         NUMBER OF         MARKET
                                            SHARES          VALUE
------------------------------------------------------------------

SAFECO Corp.                                 1,600       $ 63,100

Tribune Co.                                    800         63,100

International Flavors & Fragrances, Inc.     1,400         63,000

Newell Company                               2,000         63,000

Price/Costco, Inc.*                          2,500         62,813

Limited, Inc.                                3,400         62,475

Ingersol-Rand Co.                            1,400         62,300

Federal Express Corp.*                       1,400         62,300

Grace (W.R.) & Co.                           1,200         62,100

Baker Hughes, Inc.                           1,800         62,100

Providian Corp.                              1,200         61,650

Sherwin-Williams Co.                         1,100         61,600

Salomon, Inc.                                1,300         61,263

Phelps Dodge Corp.                             900         60,750

Hercules, Inc.                               1,400         60,550

Kmart Corp.                                  5,800         60,175

Winn-Dixie Stores, Inc.                      1,900         60,088

Cabletron Systems, Inc.*                     1,800         59,850

Donnelley (R.R.) & Sons Co.                  1,900         59,613

Cooper Industries, Inc.                      1,400         58,975

DTE Energy Co.                               1,800         58,275

Republic New York Corp.                        700         57,137

Tenet Healthcare Corp.                       2,600         56,875

Sonat, Inc.                                  1,100         56,650

General Dynamics Corp.                         800         56,400

Andrew Corp.*                                1,062         56,352

Nucor Corp.                                  1,100         56,100

McGraw-Hill, Inc.                            1,200         55,350

Eastman Chemical Co.                         1,000         55,250

VF Corp.                                       800         54,000

Allegheny Teledyne, Inc.                     2,340         53,820

GPU, Inc.                                    1,600         53,800
------------------------------------------------------------------

TOTAL 300-LARGEST STOCKS                               65,261,991
------------------------------------------------------------------

CVS Corp.                                    1,300         53,788

MGIC Investment Corp.                          700         53,200

Newmont Mining Corp.                         1,172         52,447

Ahmanson (H. F.) & Co.                       1,600         52,000

Champion International Corp.                 1,200         51,900

The Notes to Financial Statements are an integral part of these statements.

-------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES December
31, 1996 (continued)                                                          6


                                           NUMBER OF    MARKET
                                            SHARES      VALUE
--------------------------------------------------------------------------------

Guidant Corp.                                  900       $ 51,300

Silicon Graphics, Inc.*                      2,000         51,000

Baltimore Gas & Electric Co.                 1,900         50,825

MBIA, Inc.                                     500         50,625

Union Electric Co.                           1,300         50,050

Dun & Bradstreet Corp.                       2,100         49,875

Northrop Grumman Corp.                         600         49,650

Western Atlas, Inc.*                           700         49,613

Avery Dennison Corp.                         1,400         49,525

Great Western Financial Corp.                1,700         49,300

Case Corp.                                     900         49,050

Willamette Industries, Inc.                    700         48,650

Grainger (W.W.), Inc.                          600         48,150

Jefferson-Pilot Corp.                          850         48,131

Comcast Corp., Class A (Special)             2,700         48,094

Raychem Corp.                                  600         48,075

Bay Networks, Inc.*                          2,300         48,013

Interpublic Group of Comoanies, Inc.         1,000         47,500

TJX Companies, Inc.                          1,000         47,375

Advanced Micro Devices, Inc.*                1,800         46,350

PP & L Resources, Inc.                       2,000         46,000

Knight-Ridder, Inc.                          1,200         45,900

New York Times Co., Class A                  1,200         45,600

Rubbermaid, Inc.                             2,000         45,500

Torchmark Corp.                                900         45,450

Reynolds Metals Co.                            800         45,100

Laidlaw, Inc., Class B, (non-voting)         3,900         44,850

Beneficial Corp.                               700         44,363

Golden West Financial Corp.                    700         44,188

Rite Aid Corp.                               1,100         43,725

Novell, Inc.*                                4,600         43,556

Ohio Edison Co.                              1,900         43,225

Dillard Department Stores, Inc., Class A     1,400         43,225

Kerr-McGee Corp.                               600         43,200

Union Camp Corp.                               900         42,975

Tupperware Corp.                               800         42,900

LSI Logic Corp.*                             1,600         42,800

Hasbro, Inc.                                 1,100         42,763

Dana Corp.                                   1,300         42,413


                                           NUMBER OF      MARKET
                                            SHARES        VALUE
--------------------------------------------------------------------------------

Whirlpool Corp.                                900       $ 41,963

Harcourt General, Inc.                         900         41,512

Johnson Controls, Inc.                         500         41,438

National Semiconductor Corp.*                1,700         41,438

Northern States Power Co.                      900         41,288

Brown-Forman Corporation, Class B              900         41,175

Mead Corp.                                     700         40,688

Dow Jones & Co., Inc.                        1,200         40,650

Southwest Airlines Co.                       1,800         39,825

Mallinckrodt Group, Inc.                       900         39,712

Westvaco Corp.                               1,350         38,813

Humana, Inc.*                                2,000         38,250

Columbia Gas Systems, Inc.                     600         38,175

Temple-Inland, Inc.                            700         37,887

Fruit of the Loom, Inc., Class A*            1,000         37,875

Block (H & R), Inc.                          1,300         37,700

Sigma-Aldrich Corp.                            600         37,463

Great Lakes Chemical Corp.                     800         37,400

Engelhard Corp.                              1,950         37,294

Woolworth Corp.                              1,700         37,188

Parker-Hannifin Corp.                          950         36,813

ITT Industries, Inc.                         1,500         36,750

James River Corp.                            1,100         36,438

St. Jude Medical, Inc.                         850         36,231

Circuit City Stores, Inc.                    1,200         36,150

Pall Corp.                                   1,400         35,700

Nordstrom, Inc.                              1,000         35,438

Perkin-Elmer Corp.                             600         35,325

Tandy Corp.                                    800         35,200

Ashland, Inc.                                  800         35,100

FMC Corp.*                                     500         35,063

Liz Claiborne, Inc.                            900         34,763

Armstrong World Industries, Inc.               500         34,750

Oryx Energy Co.                              1,400         34,650

USX-U.S. Steel Group                         1,100         34,512

Harris Corp.                                   500         34,313

Pennzoil Co.                                   600         33,900

Reebok International Ltd.                      800         33,600

Pacific Enterprises                          1,100         33,413

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES December
31, 1996 (continued)                                                          7


                                         NUMBER OF         MARKET
                                            SHARES          VALUE
------------------------------------------------------------------

Apple Computer, Inc.                         1,600      $  33,400

Black & Decker Corp.                         1,100         33,138

Wendy's International, Inc.                  1,600         32,800

Deluxe Corp.                                 1,000         32,750

General Instrument Corp.*                    1,500         32,438

Ceridian Corp.*                                800         32,400

Stanley Works                                1,200         32,400

PACCAR, Inc.                                   475         32,300

United States Surgical Corp.                   800         31,500

Brunswick Corp.                              1,300         31,200

Ryder System, Inc.                           1,100         30,938

Ecolab, Inc.                                   800         30,100

Whitman Corp.                                1,300         29,738

Maytag Corp.                                 1,500         29,625

Louisiana-Pacific Corp.                      1,400         29,575

Lehman Brothers Holdings, Inc.                 940         29,492

Nalco Chemical Co.                             800         28,900
------------------------------------------------------------------

TOTAL 400-LARGEST STOCKS                               69,332,747
------------------------------------------------------------------

Harnischfeger Industries, Inc.                 600         28,875

Moore Corporation Ltd.                       1,400         28,525

Allergan, Inc.                                 800         28,500

Cox Communications, Inc., Class A*           1,229         28,421

American Greetings Corp., Class A            1,000         28,375

Santa Fe Pacific Gold Corp.                  1,840         28,290

Cyprus Amax Minerals Co.                     1,200         28,050

Giant Foods, Inc., Class A                     800         27,600

Rowan Companies, Inc.*                       1,200         27,150

USF&G Corp.                                  1,300         27,138

Homestake Mining Co.                         1,900         27,075

DSC Communications Corp.*                    1,500         26,813

Snap-On, Inc.                                  750         26,719

Thomas & Betts Corp.                           600         26,625

Comcast Corp., Class A                       1,500         26,438

NorAm Energy Corp.                           1,700         26,137

Polaroid Corp.                                 600         26,100

ALZA Corp.*                                  1,000         25,875

Bemis Company, Inc.                            700         25,813

General Signal Corp.                           600         25,650


                                           NUMBER OF    MARKET
                                            SHARES      VALUE
-------------------------------------------------------------------

Owens-Corning Fiberglas Corp.                  600       $ 25,575

SuperValu, Inc.                                900         25,538

Echlin, Inc.                                   800         25,300

NICOR, Inc.                                    700         25,025

Harrah's Entertainment, Inc.*                1,250         24,844

Millipore Corp.                                600         24,825

Mercantile Stores Co., Inc.                    500         24,688

Pep Boys-Manny, Moe & Jack                     800         24,600

Bausch & Lomb, Inc.                            700         24,500

Goodrich (B.F.) Co.                            600         24,300

Biomet, Inc.                                 1,600         24,200

Cummins Engine Co., Inc.                       500         23,000

National Service Industries, Inc.              600         22,425

Tandem Computers, Inc.*                      1,600         22,000

Sun Company, Inc.                              900         21,937

Cooper Tire & Rubber Co.                     1,100         21,725

Manor Care, Inc.                               800         21,600

Louisiana Land & Exploration Co.               400         21,450

Meredith Corp.                                 400         21,100

USAir Group, Inc.*                             900         21,038

ENSERCH Corp.                                  900         20,700

Tektronix, Inc.                                400         20,500

Worthington Industries, Inc.                 1,100         19,938

Niagara Mohawk Power Co.                     2,000         19,750

Bard (C. R.), Inc.                             700         19,600

Amdahl Corp.*                                1,600         19,400

Battle Mountain Gold Co.                     2,800         19,250

Darden Restaurants, Inc.                     2,200         19,250

Alberto-Culver Co., Class B                    400         19,200

Boise Cascade Corp.                            600         19,050

Payless ShoeSource, Inc.*                      496         18,600

Foster Wheeler Corp.                           500         18,563

King World Productions, Inc.*                  500         18,438

Timken Co.                                     400         18,350

Santa Fe Energy Resources, Inc.              1,300         18,038

Briggs & Stratton Corp.                        400         17,600

Crane Co.                                      600         17,400

Potlatch  Corp.                                400         17,200

Peoples Energy Corp.                           500         16,938

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S$P 500 INDEX FUND INVESTMENTS IN SECURITIES December
31, 1996 (continue)                                                           8


                                           NUMBER OF      MARKET
                                            SHARES        VALUE
--------------------------------------------------------------------------------

Autodesk, Inc.                                 600      $  16,800

Fleetwood Enterprises, Inc.                    600         16,500

Scientific-Atlanta, Inc.                     1,100         16,500

Stone Container Corp.                        1,100         16,362

Unisys Corp.*                                2,400         16,200

Great Atlantic & Pacific Tea Co., Inc.         500         15,937

Helmerich & Payne, Inc.                        300         15,638

Beverly Enterprises, Inc.*                   1,200         15,300

Centex Corp.                                   400         15,050

USLIFE Corp.                                   450         14,962

Asarco, Inc.                                   600         14,925

Russell Corp.                                  500         14,875

Shared Medical Systems Corp.                   300         14,775

Longs Drug Stores Corp.                        300         14,737

TRINOVA Corp.                                  400         14,550

Bethlehem Steel Corp.*                       1,500         13,500

McDermott International, Inc.                  800         13,300

Harland (J.H.) Co.                             400         13,200

Safety-Kleen Corp.                             800         13,100

Jostens, Inc.                                  600         12,675

Pulte Corp.                                    400         12,300

EG & G, Inc.                                   600         12,075

ONEOK, Inc.                                    400         12,000

Inland Steel Industries, Inc.                  600         12,000

Cincinnati Milacron, Inc.                      500         10,938

Eastern Enterprises                            300         10,613

Echo Bay Mines Ltd.                          1,600         10,600

Alexander & Alexander Services, Inc.           600         10,425

Ball Corp.                                     400         10,400

El Paso Natural Gas Co.                        205         10,332

Navistar International Corp.*                1,100         10,038

Caliber System, Inc.                           500          9,625

Coors (Adolph) Co., Class B                    500          9,500

Fleming Companies, Inc.                        500          8,625

Springs Industries, Inc., Class A              200          8,600

Schweitzer-Mauduit International, Inc.         230          7,274

Data General Corp.*                            500          7,250

Charming Shoppes, Inc.                       1,400          7,088

Stride Rite Corp.                              700          7,000


                                           NUMBER OF       MARKET
                                            SHARES         VALUE
-------------------------------------------------------------------

Earthgrains Co.                                128        $ 6,688

Newport News Shipbuilding & Dry Dock Co.*      440          6,600

Giddings & Lewis, Inc.                         500          6,438

Kaufman & Broad Home Corp.                     500          6,437

Armco, Inc.                                  1,500          6,188

Intergraph Corp.*                              600          6,150

Luby's Cafeterias, Inc.                        300          5,963

Roadway Express, Inc.                          300          5,813

Ryans Family Steak Houses, Inc.*               800          5,500

NACCO Industries, Inc., Class A                100          5,350

Zurn Industries, Inc.                          200          5,225

Bassett Furniture Industries, Inc.             200          4,900

Shoney's, Inc.*                                600          4,200

GC Companies, Inc.*                            120          4,155

Strattec Security Corp.*                       180          3,285

Highlands Insurance Group, Inc.*               160          3,240

Aviall, Inc.                                   300          2,775

Bally Total Fitness Holding Co.*               175          1,389

CyberGuard Corp.*                               90          1,091

Crown Vantage, Inc.*                           120          1,020

Brunos, Inc.*                                   31            535
                                                     -------------

TOTAL COMMON STOCKS - 99.5%
     (Cost $45,431,830)                                71,282,862
                                                     -------------

PREFERRED STOCK - 0 .1%
     (Cost $9,274)
Aetna, Inc., Class C*                          142         11,271
                                                     -------------

WARRANTS - 0 .1%
     (Cost $162)
Morrison Knudsen Corp., Expire 2003*            37            134
                                                     -------------

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES December
31, 1996 (continued)                                                          9

                                                                    MARKET
                                                     PRINCIPAL      VALUE
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.6%
COMMERCIAL PAPER - 0.3%
Philip Morris Capital Co., 6.45%, 1/2/97             $ 202,000      $ 201,964

U.S. GOVERNMENT AND AGENCIES - 0.3%
U.S. Treasury Bills,
    4.975%, 1/23/97**                                  250,000        249,240
                                                                  -----------
TOTAL SHORT-TERM OBLIGATIONS
   (Cost - $451,204)                                                  451,204
                                                                  -----------
TOTAL INVESTMENT IN SECURITIES - 100.3%
   (Total Cost - $45,892,470)                                      71,745,471
Liabilities, Less Cash and Other Assets - (0.3)%                    (232,711)
                                                                  -----------
NET ASSETS - 100.0%
   (equivalent to $12.40 per share based on 5,769,459             $71,512,760
   shares outstanding)                                            -----------
                                                                  -----------
   *  Non-income producing securities.
   ** Pledged as initial margin for Stock Index Futures Contracts.
      At December 31, 1996, the Fund was long 1 S&P 500 Futures
      Contract expiring in March 1997. Unrealized loss amounted to $4,775.

The Notes to Financial Statements are an integral part to these statements.

-------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND                                   10

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996
----------------------------------------------------------

ASSETS:
  Investments at market value
     (Cost $45,892,470)                     $ 71,745,471
  Cash                                               550
  Receivable for fund shares sold                 33,854
  Dividend receivable                            125,056
  Investment for deferred compensation plan       64,972
   (Cost $51,752)
  Other                                           3,441
                                          --------------
     TOTAL ASSETS                            71,973,344
                                          --------------

LIABILITIES:
  Payable for fund shares repurchased            330,454
  Deferred directors' fees payable                64,972
  Accrued advisory fees payable                   16,467
  Variation margin payable                         7,315
  Other accrued expenses (including $1,400
  due to affiliate)                               41,376
                                          --------------
     TOTAL LIABILITIES                         460,584
                                         --------------

NET ASSETS
   (Equivalent to $12.40 per share
   based on 5,769,459 shares outstanding) $  71,512,760
                                          ==============

COMPONENTS OF NET ASSETS:
  Paid in capital                             45,860,167
  Overdistributed net investment income         (62,747)
  Unrealized appreciation of investments      25,861,446
  Accumulated net realized loss                (146,106)
                                           --------------

NET ASSETS                                  $71,512,760
                                           ==============


STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1996
---------------------------------------------------------

INVESTMENT INCOME
  INCOME:
     Dividend                               $ 1,447,321
     Interest                                   182,595
                                          --------------
                                              1,629,916

EXPENSES:
   Investment advisory fees                    172,165
   Custodian fees                              139,025
   Administrative services                      63,886
   Directors' fees                              20,386
   Shareholder reports                          20,256
   Auditing and legal fees                      14,952
   Other                                         5,546
                                         --------------
   Total expenses                              436,216

   Less expenses waived by advisor            (25,864)
                                         --------------
   Net Expenses                                410,352
                                         --------------

NET INVESTMENT INCOME                        1,219,564
                                         --------------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS

   Net realized gain from investments        2,228,193
   Net realized gain from futures
     contracts                                 421,267
   Unrealized appreciation of
     investments                            10,039,959
   Net unrealized loss from futures
     contracts                                 (4,775)
                                         --------------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS                           12,684,644
                                         --------------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                        $ 13,904,208
                                         ==============

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND STATEMENT OF CHANGES IN NET ASSETS
                                                                             11


                                            YEARS ENDED DECEMBER 31,
                                             1996             1995
                                             ----             ----
OPERATIONS:
  Net investment income                     $  1,219,564       $ 1,251,996
  Net realized gain from investments          2,228,193           841,069
  Net realized gain from futures contracts       421,267           836,257
  Unrealized appreciation on investments      10,039,959        16,116,399
  Unrealized depreciation on futures
     contracts                                   (4,775)          (29,550)
                                          ---------------  ----------------
  Net increase in net assets
   from operations                            13,904,208        19,016,171
                                          ---------------  ----------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    ($.29 and $.27 per share, respectively)   (1,598,881)       (1,592,502)
  In excess of net investment income
    (less than $.01 per share)                    (7,129)          (46,038)
  From net realized gain ($.45 and
    $.18 per share, respectively              (2,487,222)       (1,065,000)
                                          ---------------  ----------------

Total distributions to shareholders        (4,093,232)       (2,703,540)
                                          ---------------  ----------------

CAPITAL SHARE TRANSACTIONS:
   Net decrease from capital share
   transactions                            (4,581,327)       (4,757,930)
                                          ---------------  ----------------

NET INCREASE IN NET ASSETS                   5,236,778        11,554,701

NET ASSETS:
  Beginning of period                         66,283,111        54,728,410
                                         ---------------  ----------------
  End of period (Including overdistributed
   net investment income of $62,747
   and $46,038, respectively)                $71,519,889     $  66,283,111
                                          ===============  ================


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND NOTES TO FINANCIAL STATEMENTS     12


1. UTILIZATION OF INDEXATION APPROACH. The CIGNA Variable Products S&P 500 Index Fund (the "Fund"), known as the Companion Fund prior to January 2, 1996, seeks to achieve its long term growth objective by attempting to replicate the total return performance, reduced by Fund expenses, of the Standard & Poor's 500 Composite Stock Price Index.

2. SIGNIFICANT ACCOUNTING POLICIES. The Fund is a separate series of CIGNA Variable Products Group, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities, including warrants, that are listed on a national securities exchange or part of the NASDAQ National Market System are valued at the last sale price or, if there has been no sale that day, at the last bid price. Debt and other equity securities traded in the over-the-counter market, including listed securities whose primary markets are believed to be over-the-counter, are valued at the most recent bid price. Short-term investments with remaining maturities of up to and including 60 days are valued at amortized cost, which approximates market value. Short-term investments that mature in more than 60 days are valued at current market quotations. Other securities and assets of the Fund are appraised at fair value as determined in good faith by, or under the authority of, the Trust's Board of Trustees.

FUTURES CONTRACTS - The Fund may purchase Standard & Poor's 500 futures contracts with the objective of earning returns on its short-term investments equivalent to returns on the Standard & Poor's 500 Composite Stock Price Index. As a result, the purchase of futures contracts simulates a fully invested position in the underlying index while maintaining liquidity. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the initial margin requirements. During the period a futures contract is open, changes in the value of a contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Daily variation margin payments are received or made, depending on whether there were unrealized gains or losses. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts include the risk that a change in the value of the contract may not correlate with the value of the underlying securities.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. Securities gains and losses are determined on the basis of identified cost.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND NOTES TO FINANCIAL STATEMENTS
(Continued)                                                                 13


C. FEDERAL TAXES - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains, if any, to its shareholders.
Therefore, no federal income or excise taxes on realized income have been accrued.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions are recorded by the Fund on the ex-dividend date. Payments in excess of financial accounting income due to differences between financial and tax accounting, to meet the minimum distribution requirements for tax basis income, are deducted from paid in capital when such differences are determined to be permanent.

3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Investment advisory fees were paid or accrued to CIGNA Investments, Inc. ("CII"), certain officers and directors of which are affiliated with the Fund. Such advisory fees are based on an annual rate of 0.25% applied to the daily average net assets of the Fund. Beginning January 1, 1996, CII voluntarily agreed to reimburse the Fund for any amount by which its expenses (including the advisory fee but excluding interest, taxes, amortized organization expenses, transaction costs incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) exceed 0.60% of average daily net assets. Effective January 1, 1997, this was lowered to 0.25% of average daily net assets until December 31, 1997, and afterwards to the extent described in the Fund's then current prospectus.

The Fund reimburses CII for a portion of the compensation and related expenses of the Fund's Treasurer and Secretary and certain persons who assist in carrying out the responsibilities of those offices. For the year ended December 31, 1996, the Fund paid or accrued $63,886.

CII is an indirect, wholly-owned subsidiary of CIGNA Corporation.

4. TRUSTEES' FEES. Trustees' fees represent remuneration paid or accrued to trustees who are not employees of CIGNA Corporation or any of its affiliates. Trustees may elect to defer receipt of all or a portion of their fees which are invested in mutual fund shares in accordance with a deferred compensation plan.

5. PURCHASES AND SALES OF SECURITIES. Purchases and sales of securities, excluding short-term obligations, aggregated $2,375,449 and $8,000,239, respectively, for the year ended December 31, 1996. As of December 31, 1996, the cost of securities held for Federal income tax purpose was $46,334,280. At December 31, 1996, unrealized appreciation for Federal income tax purposes aggregated $25,411,190, of which $26,641,815 related to appreciated securities and $1,230,625 related to depreciated securities.

6. CAPITAL STOCK. The Fund offers an unlimited number of shares of beneficial interest without par value. Of the 5,769,459 shares outstanding at December 31, 1996, 5,631,669, shares were held by State Street Bank and Trust Company as custodian under agreement with Connecticut General Life Insurance Company ("CG Life") relating to variable annuity contracts issued by that company. The remainder, representing 2.4% of the shares outstanding, was held by an employee benefit plan established by CG Life for certain of its employees.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND NOTES TO FINANCIAL STATEMENTS
(Continued)                                                                  14


Transactions in capital stock were as follows:


                                           YEAR ENDED                 YEAR ENDED
                                        DECEMBER 31, 1996          DECEMBER 31, 1995
                                      SHARES          AMOUNT       SHARES     AMOUNT
--------------------------------------------------------------------------------------------
Shares sold                          86,654    $   1,004,154     161,710    $   1,578,966

Shares issued to shareholders
   in reinvestment of dividends
   and distributions                340,816        4,093,232     252,673        2,703,540
                                  ---------       ----------   ---------      ------------
                                    427,470        5,097,386     414,383        4,282,506
                                  ---------       ----------   ---------      ------------
Shares redeemed                    (822,161)      (9,678,713)   (935,565)      (9,040,436)
                                  ---------       ----------   ---------      ------------
Net decrease                       (394,691)    $ (4,581,327)   (521,182)    $ (4,757,930)
                                  ---------       ----------   ---------       -----------
                                  ---------       ----------   ---------       -----------

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDE FUND NOTES TO FINANCIAL STATEMENTS
(Continued)                                                                  15


7. Financial Highlights. The following selected per share data, ratios and supplemental data is computed on the basis of a share outstanding throughout the period.

----------------------------------------------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31,
                                              1996         1995        1994            1993          1992
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD        $  10.75      $   8.19     $    9.20      $  11.94      $  12.83
                                            --------      --------     ---------      --------      --------
Income from investment operations
Net investment income *                         0.22          0.21          0.19          0.16          0.12
Net realized and unrealized gain (loss)         2.17          2.80         (0.13)         0.22          0.34
                                            --------      --------      --------      --------      --------

TOTAL FROM INVESTMENT OPERATIONS                2.39          3.01          0.06          0.38          0.46
LESS DISTRIBUTIONS:                         --------      --------      --------      --------      --------
From net investment income                     (0.29)        (0.27)        (0.14)        (0.17)        (0.12)
From capital gains                             (0.45)        (0.18)        (0.85)        (2.95)        (1.23)
In excess of net capital gains                    --            --         (0.08)           --            --
                                            --------       --------     --------      --------      --------
TOTAL DISTRIBUTIONS                            (0.74)        (0.45)        (1.07)        (3.12)        (1.35)
                                            --------       --------     --------      --------      --------
NET ASSET VALUE, END OF PERIOD              $  12.40       $ 10.75     $    8.19     $    9.20      $  11.94
                                            --------       --------     --------      --------      --------
                                            --------       --------     --------      --------
TOTAL INVESTMENT RETURN                        22.48%        36.82%         0.67%         2.97%         3.59%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)      $71,513        $66,283      $54,728       $61,478       $68,287
Ratio of operating expenses to
   average net assets                           0.60%a        0.73%         0.78%         0.66%         0.59%
Ratio of net investment income
   to average net assets                        1.78%b        2.05%         2.23%         1.30%         0.94%
Portfolio Turnover                                 4%            4%            4%          185%**         82%
Average Commission Rate ***                  $0.0272

a. Ratio of expenses to average net assets prior to expense reimbursements was 0.64% for 1996.
b. Ratio of net investment income to average net assets prior to expense reimbursements was 1.74% for 1996.
* Net investment income per share has been calculated in accordance with SEC requirements, with the exception that end of year accumulated undistributed/ (overdistributed) net investment income has not been adjusted to reflect current year permanent difference between financial and tax accounting.
** During November 1993, the portfolio was indexed to the S&P 500, resulting in a complete turnover of the portfolio at that time.
*** For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rule structures may differ.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND REPORT OF INDEPENDENT ACCOUNTANTS 16




To the Trustees and Shareholders of
CIGNA Variable Products S&P 500 Index Fund

  In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CIGNA Variable Products S&P 500 Index Fund, formerly the Companion Fund, (the "Fund") at December 31, 1996, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the years indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements" ) are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.




Price Waterhouse LLP
Boston, Massachusetts
February 14, 1997

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND                                   17



TRUSTEES:                                OFFICERS:

R. Bruce Albro (Chairman)                R. Bruce Albro
Senior Managing Director,                Chairman of the Board and President
CIGNA Investments, Inc.
                                         Alfred A. Bingham III
Hugh R. Beath                            Vice President and Treasurer
Advisory Director,
AdMedia Corporate Advisors, Inc.         Jeffrey S. Winer
                                         Vice President and Secretary
Russell H. Jones
Vice President,
Kaman Corporation                        CUSTODIAN AND TRANSFER AGENT:
                                         State Street Bank and Trust Company
Paul J. McDonald                         P.O. Box 2351
Senior Executive Vice President          Boston, Massachusetts 02107
and Chief Administrative Officer,
Friendly Ice Cream Corporation           INVESTMENT ADVISER:
                                         CIGNA Investments, Inc.
Arthur C. Reeds, III                     Hartford, Connecticut  06152
President, CIGNA Investment
Management and CIGNA                     ADDRESS OF THE FUND:
Investments, Inc.
                                         950 Winter Street
                                         Waltham, Massachusetts 02154


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